ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments tax	¥ 0	¥ 0	¥ 0